Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements
Summary of carrying amounts and fair values of financial instruments

	December 31, 2022		December 31, 2021
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Derivative instruments - commodity derivatives	$10,089	$10,089	$465	$465

Liabilities:
Derivative instruments - common stock warrants	$11,902	$11,902	$—	$—
Revolving credit facilities	$—	$—	$51,100	$51,100
Derivative instruments - commodity derivatives	$431	$431	$7,920	$7,920

Summary of net derivative asset (liability) measured at fair value

	Year Ended December 31, 2022
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$20,197	$—	$20,197	$(10,108)	$10,089
Liabilities (at fair value):
Commodity derivatives – current portion	—	(10,539)	—	(10,539)	10,108	(431)
Warrant liability – noncurrent portion	(11,902)	—	—	(11,902)	—	—
Net derivative instruments	$(11,902)	$9,658	$—	$(2,244)	$—	$9,658

	Year Ended December 31, 2021
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$4,821	$—	$4,821	$(4,387)	$434
Commodity derivatives – noncurrent portion	—	2,147	—	2,147	(2,116)	31
Liabilities (at fair value):
Commodity derivatives – current portion	—	(11,649)	—	(11,649)	4,386	(7,263)
Commodity derivatives – noncurrent portion	—	(2,774)	—	(2,774)	2,117	(657)
Net derivative instruments	$—	$(7,455)	$—	$(7,455)	$—	$(7,455)